NYSE REGULATION

000150312 3

April 30, 2014

Chief, Information Technology
Division of Corporate Compliance
100 F Street, NE MS 3040
Washington, DC 20549

Re: DBX ETF Trust
CIK: 0001503123
SEC File No.: 001-35174
Form Type: 8-A12B
Filing Date: 04/29/2014

To Whom It May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

db X-trackers Solactive Investment Grade Subordinated Debt Fund

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Issuer Oversight
NYSE Regulation, Inc.

1-35174

14025125